STOCK-BASED COMPENSATION (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Weighted average exercise price outstanding	$ 1.58	$ .86	$ .00
Option 1
Exercise price range	0.66-2.48
Number of options outstanding, ending	3,177,945
Weighted average remaining contractual life (in years)	9 years 29 days
Weighted average exercise price outstanding	$ 1.58
Number of options exercisable	1,586,736
Weighted average exercise price exercisable	$ 0.92
Aggregate intrinsic value exercisable	$ 0